Document And Entity Information	Jul. 26, 2024
Document Information [Line Items]
Entity, Registrant Name	iShares® Bitcoin Trust
Document, Type	8-K
Document, Period End Date	Jul. 26, 2024
Entity, Incorporation, State or Country Code	NY
Entity, File Number	001-41914
Entity, Tax Identification Number	93-6461129
Entity, Address, Address Line One	400 Howard Street
Entity, Address, City or Town	San Francisco
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	670-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares
Trading Symbol	IBIT
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	true
Amendment Flag	false
Entity, Central Index Key	0001980994